UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02277_

 Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I – A N N U A L R E P O R T
J u n e 3 0 , 2 0 1 1

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Income and Growth Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00081082

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six month period ending June 30, 2011. We encourage you to carefully review this report, which includes economic highlights, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Income and Growth Fund, Inc. (the “Fund”) had a total return of 4.23% for the first six months of 2011. This compares to a total return of 6.02% for the Standard & Poor’s 500 Index (1) and a total return of 2.61% for the Barclay’s Capital US Government/Credit Bond Index (2) for the same period.

The Fund’s asset allocation at the end of June had a weighting of 68% in stocks and bonds convertible into common and 19% in fixed income. Both weightings were higher than at the beginning of the period, while cash ended lower at 13% of the Fund. With cash yields at or near zero, we allocated some of the Fund’s cash balance to other asset categories during the period that we believed had more attractive returns with little incremental risk.

Prospects of a slow yet continuing economic recovery coupled with better than expected corporate profit reports boosted stock prices for the first six months of the year. Many companies reported record profits and cash flows driven by improved demand and in some cases, higher commodity prices. The Fund benefitted from good stock selection, particularly in the healthcare and consumer discretionary sectors. An underweighted position and good stock selection in the financial services sector also benefitted the Fund. At the end of June, the Fund was over weighted in utilities, where many stocks with higher dividend yields reside, healthcare and energy. The Fund was underweighted in consumer discretionary, financials, and technology. We continue to emphasize stocks with healthy and growing dividend yields selling at reasonable valuation levels in our investment process.

In our fixed income investments, we continue to favor high quality corporate bonds over Treasuries given their higher income generation and healthy cash flows. Going forward, we will be mindful of the possibility of another economic slowdown and its potential effects on both stocks and bonds and continue to emphasize opportunities that afford reasonable valuation levels, healthy balance sheets, income generation, and positive cash flows.

We believe the current environment is especially conducive to a well-diversified balanced approach to investing. Our goal is to preserve capital in the short term while generating solid total returns (income plus capital appreciation) in the longer term across economic cycles.

Thank you for investing with the Value Line Funds.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Mark Spellman
Mark Spellman, Portfolio Manager

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
The Barclays Capital US Government/Credit Bond Index consists of government, investment-grade and mortgage backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad US stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the US recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the US Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, pushing interest rates down to the lowest levels in 2 years.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/11	Ending account value 6/30/11	Expenses paid during period 1/1/11 thru 6/30/11*
Actual	$1,000.00	$1,042.30	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

*
Expenses are equal to the Fund’s annualized expense ratio of 1.07% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2011 (unaudited)

Ten Largest Holdings

Issue	Shares/Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Notes, 2.00%, 4/15/12	$6,648,600	$6,793,520	2.1%
U.S. Treasury Notes, 3.63%, 2/15/20	$4,000,000	$4,231,564	1.3%
BellSouth Corp., 6.00%, 10/15/11	$4,000,000	$4,060,756	1.2%
HJ Heinz Finance Co., Guaranteed Notes, 6.63%, 7/15/11	$4,000,000	$4,006,172	1.2%
Walt Disney Co. (The), 5.70%, 7/15/11	$4,000,000	$4,005,760	1.2%
U.S. Treasury Notes, 1.88%, 7/15/15	$3,468,060	$3,824,077	1.2%
Kraft Foods, Inc., 5.63%, 11/1/11	$2,500,000	$2,540,015	0.8%
JPMorgan Chase & Co.	60,000	$2,456,400	0.8%
Discover Financial Services	83,000	$2,220,250	0.7%
Exxon Mobil Corp.	27,000	$2,197,260	0.7%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (60.2%)

	CONSUMER DISCRETIONARY (5.2%)
25,000	American Eagle Outfitters, Inc.	$318,750
4,000	Autoliv, Inc.	313,800
12,000	Best Buy Co., Inc.	376,920
15,000	Brinker International, Inc.	366,900
10,000	Buckle, Inc. (The)	427,000
25,000	Cabela’s, Inc. *	678,750
25,000	CBS Corp. Class B	712,250
18,000	Collective Brands, Inc. *	264,420
45,000	Comcast Corp. Class A	1,090,350
12,000	DIRECTV Class A *	609,840
15,000	DISH Network Corp. Class A *	460,050
20,000	GameStop Corp. Class A *	533,400
12,000	Gannett Co., Inc.	171,840
13,000	Genuine Parts Co.	707,200
12,000	Harman International Industries, Inc.	546,840
24,000	Home Depot, Inc.	869,280
15,000	J.C. Penney Company, Inc.	518,100
10,000	Johnson Controls, Inc.	416,600
15,000	Lowe’s Cos, Inc.	349,650
15,000	Macy’s, Inc.	438,600
6,000	McDonald’s Corp.	505,920
24,000	PEP Boys-Manny Moe & Jack	262,320
3,000	Polaris Industries, Inc.	333,510
35,000	Sonic Automotive, Inc.	512,750
48,000	Sony Corp. ADR	1,266,720
23,000	Target Corp.	1,078,930
6,000	Time Warner Cable, Inc.	468,240
14,000	Time Warner, Inc.	509,180
10,000	TRW Automotive Holdings Corp. *	590,300
14,000	Walt Disney Co. (The)	546,560
12,000	Weight Watchers International, Inc.	905,640
		17,150,610
	CONSUMER STAPLES (6.0%)
8,000	Archer-Daniels-Midland Co.	241,200
25,000	Avon Products, Inc.	700,000
8,000	Bunge Ltd.	551,600
15,000	Campbell Soup Co.	518,250
16,000	Coca-Cola Co. (The)	1,076,640
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	744,080

Shares		Value
20,000	ConAgra Foods, Inc.	$516,200
25,000	Constellation Brands, Inc. Class A *	520,500
12,000	Corn Products International, Inc.	663,360
17,300	CVS Caremark Corp.	650,134
6,000	Diageo PLC ADR	491,220
15,000	Dr. Pepper Snapple Group, Inc.	628,950
21,000	General Mills, Inc.	781,620
10,000	H.J. Heinz Co.	532,800
16,000	Hormel Foods Corp.	476,960
20,000	Kraft Foods, Inc. Class A	704,600
16,000	Kroger Co. (The)	396,800
15,000	Molson Coors Brewing Co. Class B	671,100
16,000	PepsiCo, Inc.	1,126,880
10,000	PriceSmart, Inc.	512,300
32,000	Procter & Gamble Co. (The)	2,034,240
25,000	Safeway, Inc.	584,250
25,000	Sara Lee Corp.	474,750
14,000	Smithfield Foods, Inc. *	306,180
31,000	Sysco Corp.	966,580
20,000	Unilever PLC ADR	647,800
30,000	Wal-Mart Stores, Inc.	1,594,200
10,000	Walgreen Co.	424,600
		19,537,794
	ENERGY (9.8%)
2,000	Alliance Resource Partners, L.P.	154,900
18,000	Alpha Natural Resources, Inc. *	817,920
5,000	Apache Corp.	616,950
27,000	Arch Coal, Inc.	719,820
10,000	Atwood Oceanics, Inc. *	441,300
26,000	Baker Hughes, Inc.	1,886,560
10,000	Boardwalk Pipeline Partners L.P.	290,400
10,000	Bristow Group, Inc. *	510,200
16,000	Canadian Natural Resources Ltd.	669,760
18,000	Chesapeake Energy Corp.	534,420
20,000	Chevron Corp.	2,056,800
15,000	ConocoPhillips	1,127,850
10,000	CONSOL Energy, Inc.	484,800
12,500	Devon Energy Corp.	985,125

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2011

Shares		Value
21,000	Diamond Offshore Drilling, Inc.	$1,478,610
10,000	El Paso Corp.	202,000
10,000	EnCana Corp.	307,900
10,000	Energy Transfer Equity, L.P.	449,600
5,000	Energy Transfer Partners L.P.	244,350
15,955	Ensco International PLC ADR	850,433
15,000	Enterprise Products Partners L.P.	648,150
27,000	Exxon Mobil Corp.	2,197,260
23,000	Hess Corp.	1,719,480
20,000	Marathon Oil Corp.	1,053,600
8,000	Murphy Oil Corp.	525,280
10,000	Nabors Industries Ltd. *	246,400
7,000	National-Oilwell Varco, Inc.	547,470
9,000	Newfield Exploration Co. *	612,180
20,000	Noble Corp.	788,200
6,000	Oceaneering International, Inc. *	243,000
1,000	Petroleo Brasileiro S.A. ADR	33,860
2,000	Plains All American Pipeline, L.P.	128,000
5,000	Plains Exploration & Production Co. *	190,600
8,000	Rowan Companies, Inc. *	310,480
12,000	Royal Dutch Shell PLC ADR	861,000
11,000	Schlumberger Ltd.	950,400
22,000	StatoilHydro ASA ADR	559,900
20,000	Stone Energy Corp. *	607,800
29,000	Suncor Energy, Inc.	1,133,900
6,000	Swift Energy Co. *	223,620
22,000	Tidewater, Inc.	1,183,820
18,000	Total S.A. ADR	1,041,120
16,000	Transocean Ltd. *	1,032,960
20,000	Valero Energy Corp.	511,400
		32,179,578
	FINANCIALS (7.4%)
5,000	ACE Ltd.	329,100
27,000	Allstate Corp. (The)	824,310
12,000	American Express Co.	620,400
15,000	Ameriprise Financial, Inc.	865,200
2,000	Bank of Montreal	127,100
12,000	Bank of New York Mellon Corp.	307,440
12,000	Berkley (W.R.) Corp.	389,280
60,000	Charles Schwab Corp. (The)	987,000

Shares		Value
33,000	Comerica, Inc.	$1,140,810
83,000	Discover Financial Services	2,220,250
2,000	Equity Residential	120,000
44,000	Hartford Financial Services Group, Inc.	1,160,280
12,000	HCC Insurance Holdings, Inc.	378,000
10,000	Health Care REIT, Inc.	524,300
14,000	Hospitality Properties Trust	339,500
10,000	Host Hotels & Resorts, Inc.	169,500
14,000	Invesco Ltd.	327,600
60,000	JPMorgan Chase & Co.	2,456,400
20,000	Loews Corp.	841,800
10,000	MetLife, Inc.	438,700
14,000	Morgan Stanley	322,140
24,000	Northern Trust Corp.	1,103,040
5,000	NYSE Euronext	171,350
10,000	PartnerRe Ltd.	688,500
105,000	People’s United Financial, Inc.	1,411,200
10,000	PNC Financial Services Group, Inc.	596,100
17,000	Principal Financial Group, Inc.	517,140
5,356	Prologis, Inc.	191,959
13,000	Prudential Financial, Inc.	826,670
10,000	State Street Corp.	450,900
12,000	TD Ameritrade Holding Corp.	234,120
47,000	U.S. Bancorp	1,198,970
14,000	UBS AG *	255,640
57,000	Wells Fargo & Co.	1,599,420
		24,134,119
	HEALTH CARE (8.8%)
15,000	Aetna, Inc.	661,350
12,000	Alere, Inc. *	439,440
10,000	Amgen, Inc. *	583,500
10,000	Baxter International, Inc.	596,900
10,000	Becton, Dickinson & Co.	861,700
4,000	Bio-Rad Laboratories, Inc. Class A *	477,440
10,000	Biogen Idec, Inc. *	1,069,200
20,000	Bristol-Myers Squibb Co.	579,200
12,000	CIGNA Corp.	617,160
30,000	Coventry Health Care, Inc. *	1,094,100
15,000	Covidien PLC	798,450
20,000	Eli Lilly & Co.	750,600
11,000	Gilead Sciences, Inc. *	455,510
10,000	GlaxoSmithKline PLC ADR	429,000

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
20,000	Health Net, Inc. *	$641,800
7,000	Humana, Inc. *	563,780
15,000	Immucor, Inc. *	306,300
30,000	Johnson & Johnson	1,995,600
14,000	Kinetic Concepts, Inc. *	806,820
10,000	Laboratory Corporation of America Holdings *	967,900
10,000	Life Technologies Corp. *	520,700
15,000	Lincare Holdings, Inc.	439,050
20,000	Medtronic, Inc.	770,600
14,000	Merck & Co., Inc.	494,060
12,000	Meridian Bioscience, Inc.	289,320
8,000	Novartis AG ADR	488,880
20,000	PerkinElmer, Inc.	538,200
44,000	Pfizer, Inc.	906,400
15,000	PSS World Medical, Inc. *	420,150
18,000	Quest Diagnostics, Inc.	1,063,800
18,000	Sanofi-Aventis ADR	723,060
15,000	STERIS Corp.	524,700
10,000	Teleflex, Inc.	610,600
25,000	Teva Pharmaceutical Industries Ltd. ADR	1,205,500
12,500	Thermo Fisher Scientific, Inc. *	804,875
9,000	UnitedHealth Group, Inc.	464,220
10,000	Varian Medical Systems, Inc. *	700,200
15,000	Watson Pharmaceuticals, Inc. *	1,030,950
15,000	WellCare Health Plans, Inc. *	771,150
6,000	WellPoint, Inc.	472,620
15,000	Zimmer Holdings, Inc. *	948,000
		28,882,785
	INDUSTRIALS (6.8%)
10,000	AGCO Corp. *	493,600
13,000	Boeing Co. (The)	961,090
8,000	Canadian National Railway Co.	639,200
6,000	Canadian Pacific Railway Ltd.	373,920
12,000	Chicago Bridge & Iron Co. N.V.	466,800
24,000	CSX Corp.	629,280
10,000	Curtiss-Wright Corp.	323,700
12,000	Embraer SA ADR	369,360
9,000	Emerson Electric Co.	506,250
11,000	FedEx Corp.	1,043,350
3,000	Flowserve Corp.	329,670
5,000	Fluor Corp.	323,300

Shares		Value
12,000	Foster Wheeler AG *	$364,560
12,000	General Cable Corp. *	510,960
10,000	General Dynamics Corp.	745,200
75,000	General Electric Co.	1,414,500
10,000	Honeywell International, Inc.	595,900
2,000	Huntington Ingalls Industries, Inc. *	69,000
8,000	Illinois Tool Works, Inc.	451,920
10,000	ITT Corp.	589,300
8,000	L-3 Communications Holdings, Inc.	699,600
5,000	Lockheed Martin Corp.	404,850
7,000	Norfolk Southern Corp.	524,510
12,000	Northrop Grumman Corp.	832,200
12,000	Pall Corp.	674,760
11,400	Pentair, Inc.	460,104
8,000	Raytheon Co.	398,800
37,000	Republic Services, Inc.	1,141,450
10,000	Rockwell Collins, Inc.	616,900
15,000	Southwest Airlines Co.	171,300
15,000	Textron, Inc.	354,150
22,000	Tyco International Ltd.	1,087,460
8,000	Union Pacific Corp.	835,200
22,000	United Continental Holdings, Inc. *	497,860
7,000	United Technologies Corp.	619,570
29,000	Waste Management, Inc.	1,080,830
11,000	WESCO International, Inc. *	594,990
		22,195,394
	INFORMATION TECHNOLOGY (8.5%)
18,000	Accenture PLC Class A	1,087,560
7,500	Adobe Systems, Inc. *	235,875
20,000	Amdocs Ltd. *	607,800
25,000	Analog Devices, Inc.	978,500
4,000	Anixter International, Inc.	261,360
20,000	Arrow Electronics, Inc. *	830,000
15,000	Automatic Data Processing, Inc.	790,200
35,000	Avago Technologies Ltd.	1,330,000
15,000	Avnet, Inc. *	478,200
20,000	AVX Corp.	304,800
16,000	BMC Software, Inc. *	875,200
15,000	CA, Inc.	342,600
15,000	Celestica, Inc. *	131,400
12,000	Check Point Software Technologies Ltd. *	682,200
28,000	Cisco Systems, Inc. *	437,080

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2011

Shares		Value
15,000	Cognizant Technology Solutions Corp. Class A *	$1,100,100
69,000	Corning, Inc.	1,252,350
15,000	DST Systems, Inc.	792,000
20,000	EMC Corp. *	551,000
4,000	Google, Inc. Class A *	2,025,520
10,000	Harris Corp.	450,600
45,000	Intel Corp.	997,200
11,000	International Business Machines Corp.	1,887,050
15,000	Jabil Circuit, Inc.	303,000
11,000	Lender Processing Services, Inc.	230,010
10,000	Linear Technology Corp.	330,200
65,000	MEMC Electronic Materials, Inc. *	554,450
12,000	Microchip Technology, Inc.	454,920
150,000	Micron Technology, Inc. *	1,122,000
80,000	Microsoft Corp.	2,080,000
1,250	Motorola Mobility Holdings, Inc. *	27,550
1,428	Motorola Solutions, Inc. *	65,745
12,000	Novellus Systems, Inc. *	433,680
22,000	NVIDIA Corp. *	350,570
30,000	Oracle Corp.	987,300
7,000	OSI Systems, Inc. *	301,000
12,000	Plexus Corp. *	417,720
15,000	STMicroelectronics N.V.	149,400
1,096	SunPower Corp. Class A *	21,186
20,000	Symantec Corp. *	394,400
10,000	Texas Instruments, Inc.	328,300
15,000	Western Digital Corp. *	545,700
18,000	Western Union Co. (The)	360,540
		27,886,266
	MATERIALS (2.4%)
12,000	AK Steel Holding Corp.	189,120
12,000	AngloGold Ashanti Ltd. ADR	505,080
10,000	Barrick Gold Corp.	452,900
5,000	BHP Billiton Ltd. ADR	473,150
10,000	Dow Chemical Co. (The)	360,000
10,000	E.I. du Pont de Nemours & Co.	540,500
8,000	Freeport-McMoRan Copper & Gold, Inc.	423,200
10,000	Globe Specialty Metals, Inc.	224,200
10,000	Huntsman Corp.	188,500
15,000	Mosaic Co. (The)	1,015,950

Shares		Value
10,000	Nalco Holding Co.	$278,100
7,500	Newmont Mining Corp.	404,775
10,000	OM Group, Inc. *	406,400
12,000	Packaging Corp. of America	335,880
2,000	Rio Tinto PLC ADR	144,640
2,000	Syngenta AG ADR	135,120
15,000	Vale SA ADR	479,250
4,000	Walter Energy, Inc.	463,200
65,000	Yamana Gold, Inc.	755,950
		7,775,915

	TELECOMMUNICATION SERVICES (1.2%)
38,000	AT&T, Inc.	1,193,580
10,000	BT Group PLC ADR	327,000
23,000	CenturyLink, Inc.	929,890
25,000	Verizon Communications, Inc.	930,750
20,000	Vodafone Group PLC ADR	534,400
		3,915,620
	UTILITIES (4.1%)
20,000	AGL Resources, Inc.	814,200
26,000	American Electric Power Company, Inc.	979,680
16,000	American States Water Co.	554,560
28,000	California Water Service Group	523,880
20,000	CenterPoint Energy, Inc.	387,000
40,000	CMS Energy Corp.	787,600
10,000	Companhia Energetica de Minas Gerais ADR	206,400
21,000	Dominion Resources, Inc.	1,013,670
15,000	Ferrellgas Partners, L.P.	338,550
20,000	IDACORP, Inc.	790,000
15,000	OGE Energy Corp.	754,800
15,000	Pinnacle West Capital Corp.	668,700
21,000	PPL Corp.	584,430
15,000	Progress Energy, Inc.	720,150
8,000	Sempra Energy	423,040
25,000	Southern Co.	1,009,500
42,000	TECO Energy, Inc.	793,380
7,000	Veolia Environnement ADR	198,380
20,000	Westar Energy, Inc.	538,200
16,000	Wisconsin Energy Corp.	501,600
40,000	Xcel Energy, Inc.	972,000
		13,559,720
	TOTAL COMMON STOCKS (Cost $152,252,490) (60.2%)	197,217,801

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
PREFERRED STOCKS (1.1%)
	FINANCIALS (1.1%)
500	Bank of America Corp. Series L, 7.25%	$500,600
16,500	Citigroup, Inc. 7.50%	1,982,475
20,000	Health Care REIT, Inc. Series F, 7.625%	513,400
15,100	HSBC Holdings PLC Series A, 6.20%	368,742
5,000	MetLife, Inc. Series B, 6.50%	125,000
		3,490,217
	TOTAL PREFERRED STOCKS (Cost $3,407,136) (1.1%)	3,490,217
CONVERTIBLE PREFERRED STOCK (0.5%)
	ENERGY (0.5%)
25,000	Apache Corp. 6.00%	1,648,000
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,605,454) (0.5%)	1,648,000

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (4.5%)
$6,648,600	U.S. Treasury Notes, 2.00%, 4/15/12 (1)	6,793,520
3,468,060	U.S. Treasury Notes, 1.88%, 7/15/15 (1)	3,824,077
4,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	4,231,564
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $13,810,426) (4.5%)	14,849,161
CORPORATE BONDS & NOTES (13.6%)
	BASIC MATERIALS (0.9%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,085,363
875,000	PPG Industries, Inc., 3.60%, 11/15/20	850,668
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,169,400
		3,105,431

Principal Amount		Value
	COMMUNICATIONS (3.2%)
$4,000,000	BellSouth Corp., 6.00%, 10/15/11	$4,060,756
1,000,000	Google, Inc., 2.13%, 5/19/16	1,002,663
750,000	Viacom, Inc., 4.38%, 9/15/14	805,515
480,000	Vodafone Group PLC, 3.38%, 11/24/15	497,994
4,000,000	Walt Disney Co. (The), 5.70%, 7/15/11	4,005,760
		10,372,688
	CONSUMER, CYCLICAL (1.2%)
500,000	Lowe’s Cos, Inc., 2.13%, 4/15/16	497,920
1,000,000	Marriott International, 5.81%, 11/10/15	1,102,720
1,500,000	McDonald’s Corp. MTN, 3.63%, 5/20/21	1,492,063
1,000,000	Wal-Mart Stores, Inc., 2.80%, 4/15/16	1,023,519
		4,116,222
	CONSUMER, NON-CYCLICAL (4.2%)
616,000	Anheuser-Busch InBev Worldwide, Inc., 4.38%, 2/15/21	629,903
250,000	Colgate-Palmolive Co. MTN, 2.63%, 5/1/17	252,576
4,000,000	HJ Heinz Finance Co., Guaranteed Notes, 6.63%, 7/15/11	4,006,172
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,139,148
1,000,000	Johnson & Johnson, 3.55%, 5/15/21	991,023
2,500,000	Kraft Foods, Inc., 5.63%, 11/1/11	2,540,015
1,100,000	Medtronic, Inc., Series B, 4.75%, 9/15/15	1,221,577
250,000	PepsiCo, Inc., 2.50%, 5/10/16	252,643
600,000	R. R. Donnelley & Sons Co., Notes, 6.13%, 1/15/17	586,508
983,000	Sanofi, 2.63%, 3/29/16	998,551
1,050,000	Teva Pharmaceutical Finance Co. LLC, 5.55%, 2/1/16	1,181,801
		13,799,917

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2011

Principal Amount		Value
	FINANCIAL (1.3%)
$500,000	Caterpillar Financial Services Corp., 2.65%, 4/1/16	$511,033
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,017,738
500,000	Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	509,134
750,000	Morgan Stanley, 3.45%, 11/2/15	742,930
1,250,000	ProLogis, 6.25%, 3/15/17	1,381,187
		4,162,022
	INDUSTRIAL (1.5%)
869,000	Boeing Co. (The), 3.75%, 11/20/16	932,938
500,000	Caterpillar, Inc., 3.90%, 5/27/21	500,066
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	953,562
500,000	Danaher Corp., 3.90%, 6/23/21	498,033
1,114,000	Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,147,185
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	742,242
		4,774,026
	TECHNOLOGY (0.8%)
500,000	Hewlett-Packard Co., 2.65%, 6/1/16	502,101
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,563,619
500,000	Texas Instruments, Inc., 2.38%, 5/16/16	500,154
		2,565,874
	UTILITIES (0.5%)
1,000,000	Dominion Resources, Inc., 2.25%, 9/1/15	997,349
500,000	Sempra Energy, 2.00%, 3/15/14	504,717
		1,502,066
	TOTAL CORPORATE BONDS & NOTES
	(Cost $43,289,987) (13.6%)	44,398,246

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (6.6%)
	COMMUNICATIONS (0.9%)
$500,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	$593,125
1,250,000	Leap Wireless International, Inc., 4.50%, 7/15/14	1,182,813
1,000,000	NII Holdings, Inc., 3.13%, 6/15/12	1,001,250
		2,777,188
	CONSUMER, CYCLICAL (0.3%)
1,150,000	AMR Corp., 6.25%, 10/15/14	1,115,500
	CONSUMER, NON-CYCLICAL (2.0%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	1,088,750
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	1,048,750
1,250,000	Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13	1,596,875
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,546,875
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	1,147,500
		6,428,750
	ENERGY (1.0%)
1,200,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	882,000
1,250,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	1,242,188
1,250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	1,268,750
		3,392,938
	INDUSTRIAL (0.9%)
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	945,000
1,000,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	987,500

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$1,000,000	Tech Data Corp., Senior Debentures, 2.75%,12/15/26	$1,040,000
		2,972,500
	TECHNOLOGY (1.5%)
1,000,000	Advanced Micro Devices, Inc., Senior Notes Convertible, 5.75%, 8/15/12	1,025,000
1,500,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	1,462,500
1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	1,207,812
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	1,267,500
		4,962,812
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $19,209,910) (6.6%)	21,649,688
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.0%)
145,882	Federal National Mortgage Association, 6.00%, 6/25/16	147,879
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $146,885) (0.0%)	147,879
	TOTAL INVESTMENT SECURITIES (86.5%) (Cost $233,722,288)	283,400,992
SHORT-TERM INVESTMENTS (13.8%)
	REPURCHASE AGREEMENTS (13.8%)
45,100,000	With Morgan Stanley, 0.00%, dated 06/30/11, due 07/01/11, delivery value $45,100,001 (collateralized by $45,700,000 U.S. Treasury Notes 0.8750% due 02/29/12, with a value of $46,057,497)	45,100,000

Principal Amount		Value
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,100,000) (13.8%)	$45,100,000
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(1,087,981)
NET ASSETS (100%)		$327,413,011
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($327,413,011 ÷ 37,335,034 shares outstanding)		$8.77

*	Non-income producing.
(1)	Treasury Inflation Protected Security (TIPS).
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $233,722,288)	$283,400,992
Repurchase agreement (Cost - $45,100,000)	45,100,000
Cash	168,454
Interest and dividends receivable	1,113,359
Receivable for capital shares sold	70,807
Prepaid expenses	22,462
Total Assets	329,876,074
Liabilities:
Payable for securities purchased	1,874,554
Payable for capital shares redeemed	276,714
Accrued expenses:
Advisory fee	178,020
Service and distribution plan fees	53,488
Other	80,287
Total Liabilities	2,463,063
Net Assets	$327,413,011
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 37,335,034 shares)	$37,335,034
Additional paid-in capital	244,076,189
Undistributed net investment income	128,826
Accumulated net realized loss on investments and foreign currency	(3,805,798)
Net unrealized appreciation of investments and foreign currency translations	49,678,760
Net Assets	$327,413,011
Net Asset Value, Offering and Redemption Price per Outstanding Share ($327,413,011 ÷ 37,335,034 shares outstanding)	$8.77

Statement of Operations for the Six Months Ended June 30, 2011 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $28,379)	$1,895,114
Interest	1,784,085
Total Income	3,679,199
Expenses:
Advisory fee	1,100,072
Service and distribution plan fees	413,568
Auditing and legal fees	78,488
Transfer agent fees	74,131
Printing and postage	58,319
Custodian fees	34,388
Directors’ fees and expenses	29,710
Insurance	22,009
Registration and filing fees	15,012
Other	26,182
Total Expenses Before Fees Waived and Custody Credits	1,851,879
Less: Service and Distribution Plan Fees Waived	(82,714)
Less: Custody Credits	(175)
Net Expenses	1,768,990
Net Investment Income	1,910,209
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	6,184,052
Change in Net Unrealized Appreciation/(Depreciation)	5,620,518
Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments and Foreign Exchange Transactions	11,804,570
Net Increase in Net Assets from Operations	$13,714,779

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2011 (unaudited) and for the Year Ended December 31, 2010

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
Operations:
Net investment income	$1,910,209	$4,093,943
Net realized gain on investments and foreign currency	6,184,052	19,895,967
Change in net unrealized appreciation/(depreciation)	5,620,518	9,450,080
Net increase in net assets from operations	13,714,779	33,439,990

Distributions to Shareholders:
Net investment income	(1,793,731)	(4,236,481)

Capital Share Transactions:
Proceeds from sale of shares	10,346,646	25,321,948
Proceeds from reinvestment of dividends to shareholders	1,550,952	3,711,222
Cost of shares redeemed	(29,100,756)	(65,751,079)
Net decrease in net assets from capital share transactions	(17,203,158)	(36,717,909)
Total Decrease in Net Assets	(5,282,110)	(7,514,400)

Net Assets:
Beginning of period	$332,695,121	$340,209,521
End of period	$327,413,011	$332,695,121

Undistributed net investment income and distributions in excess of net investment income, respectively, at end of period	$128,826	$12,348

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Income and Growth Fund, Inc.

June 30, 2011

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$197,217,801	$0	$0	$197,217,801
Preferred Stocks	3,490,217	0	0	3,490,217
Convertible Preferred Stock	1,648,000	0	0	1,648,000
Corporate Bonds & Notes	0	44,398,246	0	44,398,246
Convertible Corporate Bonds & Notes	0	21,649,688	0	21,649,688
U.S. Treasury Obligations	0	14,849,161	0	14,849,161
U.S. Government Agency Obligations	0	147,879	0	147,879
Short-Term Investments	0	45,100,000	0	45,100,000
Total Investments in Securities	$202,356,018	$126,144,974	$0	$328,500,992

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Value Line Income and Growth Fund, Inc.

June 30, 2011

3. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
Shares sold	1,179,028	3,207,560
Shares issued to shareholders in reinvestment of dividends and distributions	178,080	463,881
Shares redeemed	(3,341,109)	(8,263,402)
Net decrease	(1,984,001)	(4,591,961)
Dividends per share from net investment income	$0.0477	$0.1016

4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2011
(unaudited)
Purchases:
Investment Securities	$66,364,271
Sales:
Investment Securities	$44,974,242

5. Income Taxes

At June 30, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$278,822,288
Gross tax unrealized appreciation	$51,683,624
Gross tax unrealized depreciation	($2,004,920)
Net tax unrealized appreciation on investments	$49,678,704

6. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,100,072 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2011. This was computed at an annual rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates by EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2011, fees amounting to $413,568, before fee waivers were accrued under the Plan. Effective March 1, 2009 through April 30, 2012, the Distributor contractually agreed to reduce the fee by 0.05% for a one year period. The fee waiver amounted to $82,714 for the six months ended June 30, 2011. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2011, the Fund’s expenses were reduced by $175 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At June 30, 2011, the officers and directors of the Fund as a group owned 1,411 shares, representing less than 1% of the outstanding shares.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2011		Years Ended December 31,
	(Unaudited)		2010		2009	2008	2007	2006
Net asset value, beginning of period	$8.46		$7.75		$6.39	$8.45	$8.57	$8.37

Income from investment operations:
Net investment income	0.05		0.10		0.10	0.14	0.19	0.19
Net gains or (losses) on securities
(both realized and unrealized)	0.31		0.71		1.36	(1.94)	0.48	0.73
Total from investment operations	0.36		0.81		1.46	(1.80)	0.67	0.92

Less distributions:
Dividends from net investment income	(0.05)		(0.10)		(0.10)	(0.15)	(0.19)	(0.23)
Distributions from net realized gains	—		—		—	(0.03)	(0.60)	(0.49)
Return of capital	—		—		—	(0.08)	—	—
Total distributions	(0.05)		(0.10)		(0.10)	(0.26)	(0.79)	(0.72)
Net asset value, end of period	$8.77		$8.46		$7.75	$6.39	$8.45	$8.57
Total return	4.23	%(3)	10.55%		23.07%	(21.52)%	7.84%	11.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$327,413		$332,695		$340,210	$307,748	$386,249	$357,950
Ratio of expenses to average net assets(1)	1.12	%(4)	1.14	%(5)	1.13%	1.10%	1.05%	1.07%
Ratio of expenses to average net assets(2)	1.07	%(4)	1.05	%(6)	1.09%	1.09%	1.04%	1.06%
Ratio of net investment income to average net assets	1.15	%(4)	1.22%		1.49%	1.87%	2.18%	2.21%
Portfolio turnover rate	16	%(3)	46%		56%	86%	56%	62%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.09% for the year ended December 31, 2008, 1.04% for the year ended December 31, 2007, 1.06% for the year ended December 31, 2006 and would have been unchanged for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line, Inc. February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2011